Financial information by segment	6 Months Ended
Jun. 30, 2018
Financial information by segment [Abstract]
Financial information by segment
Note 4. - Financial information by segment

Atlantica’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating segments are based on the following geographies where the contracted concessional assets are located:

•	North America

•	South America

•	EMEA

Based on the type of business, as of June 30, 2018, the Company had the following business sectors:

Renewable energy: Renewable energy assets include two solar plants in the United States, Solana and Mojave, each with a gross capacity of 280 MW and located in Arizona and California, respectively. The Company owns eight solar platforms in Spain: Solacor 1 and 2 with a gross capacity of 100 MW, PS10 and PS20 with a gross capacity of 31 MW, Solaben 2 and 3 with a gross capacity of 100 MW, Helioenergy 1 and 2 with a gross capacity of 100 MW, Helios 1 and 2 with a gross capacity of 100 MW, Solnova 1, 3 and 4 with a gross capacity of 150 MW, Solaben 1 and 6 with a gross capacity of 100 MW and Seville PV with a gross capacity of 1 MW. The Company also owns a solar plant in South Africa, Kaxu with a gross capacity of 100 MW. Additionally, the Company owns two wind farms in Uruguay, Palmatir and Cadonal, with a gross capacity of 50 MW each, and a hydraulic plant in Peru with a gross capacity of 4 MW.

Efficient natural gas: The Company´s sole efficient natural gas asset is ACT, a 300 MW cogeneration plant in Mexico, which is party to a 20-year take-or-pay contract with Pemex for the sale of electric power and steam.

Electric transmission lines: Electric transmission assets include (i) three lines in Peru, ATN, ATS and ATN2, spanning a total of 1,012 miles; and (ii) three lines in Chile, Quadra 1, Quadra 2 and Palmucho, spanning a total of 87 miles.

Water: Water assets include a minority interest in two desalination plants in Algeria, Honaine and Skikda with an aggregate capacity of 10.5 M ft3 per day.

Atlantica Yield’s Chief Operating Decision Maker (CODM) assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenues as a measure of the business activity and the Further Adjusted EBITDA as a measure of the performance of each segment. Further Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interests from continued operations, income tax, share of profit/(loss) of associates carried under the equity method, finance expense net, depreciation, amortization and impairment charges of entities included in these consolidated financial statements, and compensation received from Abengoa in lieu of ACBH dividends (for the period up to the first quarter of 2017 only).

In order to assess performance of the business, the CODM receives reports of each reportable segment using revenues and Further Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.

In the six-month periods ended June 30, 2018 and June 30, 2017, Atlantica had four customers with revenues representing more than 10% of the total revenues, three in the renewable energy and one in the efficient natural gas business sectors.

a)	The following tables show Revenues and Further Adjusted EBITDA by operating segments and business sectors for the six-month periods ended June 30, 2018 and 2017:

	Revenue		Further Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Geography	2018	2017	2018	2017
North America	172,315	170,457	154,659	151,786
South America	59,881	58,688	49,247	58,615
EMEA	280,917	254,070	235,450	179,326
Total	513,113	483,215	439,356	389,727

	Revenue		Further Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Business sector	2018	2017	2018	2017
Renewable energy	392,213	363,603	345,386	279,263
Efficient natural gas	61,437	59,414	46,982	52,842
Electric transmission lines	47,903	47,617	40,300	49,832
Water	11,560	12,581	6,688	7,790
Total	513,113	483,215	439,356	389,727

The reconciliation of segment Further Adjusted EBITDA with the profit/(loss) attributable to the Company is as follows:

	For the six-month period ended June 30, ($ in thousands)
	2018	2017
Profit/(Loss) attributable to the Company	$67,350	12,613
(Loss)/Profit attributable to non-controlling interests	5,825	1,564
Income tax	31,019	12,848
Share of (profits)/losses of associates	(2,909)	(2,076)
Dividend from exchangeable preferred equity investment in ACBH (see Note 19)	-	10,383
Financial expense, net	177,774	198,684
Depreciation, amortization, and impairment charges	160,297	155,711

Total segment Further Adjusted EBITDA	$439,356	389,727

b)	The assets and liabilities by operating segments (and business sector) as of June 30, 2018 and December 31, 2017 are as follows:

Assets and liabilities by geography as of June 30, 2018:

	North America	South America	EMEA	Balance as of June 30, 2018
Assets allocated
Contracted concessional assets	3,600,231	1,091,274	4,044,863	8,736,368
Investments carried under the equity method	-	-	53,002	53,002
Current financial investments	118,344	62,020	34,014	214,378
Cash and cash equivalents (project companies)	161,906	41,920	301,115	504,941
Subtotal allocated	3,880,481	1,195,214	4,432,994	9,508,689
Unallocated assets
Other non-current assets				216,771
Other current assets (including cash and cash equivalents at holding company level)				431,816
Subtotal unallocated				648,587
Total assets				10,157,276

	North America	South America	EMEA	Balance as of June 30, 2018
Liabilities allocated
Long-term and short-term project debt	1,755,091	860,051	2,603,678	5,218,820
Grants and other liabilities	1,564,805	5,194	92,380	1,662,379
Subtotal allocated	3,319,896	865,245	2,696,058	6,881,199
Unallocated liabilities
Long-term and short-term corporate debt				639,041
Other non-current liabilities				591,456
Other current liabilities				181,346
Subtotal unallocated				1,411,843
Total liabilities				8,293,042
Equity unallocated				1,864,234
Total liabilities and equity unallocated				3,276,077
Total liabilities and equity				10,157,276

Assets and liabilities by geography as of December 31, 2017:

	North America	South America	EMEA	Balance as of December 31, 2017
Assets allocated
Contracted concessional assets	3,770,169	1,100,778	4,213,323	9,084,270
Investments carried under the equity method	-	-	55,784	55,784
Current financial investments	116,451	59,831	31,263	207,545
Cash and cash equivalents (project companies)	149,236	42,548	329,078	520,862
Subtotal allocated	4,035,856	1,203,157	4,629,448	9,868,461
Unallocated assets
Other non-current assets				210,378
Other current assets (including cash and cash equivalents at holding company level)				413,500
Subtotal unallocated				623,878
Total assets				10,492,339

	North America	South America	EMEA	Balance as of December 31, 2017
Liabilities allocated
Long-term and short-term project debt	1,821,102	876,063	2,778,043	5,475,208
Grants and other liabilities	1,593,048	810	42,202	1,636,060
Subtotal allocated	3,414,150	876,873	2,820,245	7,111,268
Unallocated liabilities
Long-term and short-term corporate debt				643,083
Other non-current liabilities				657,345
Other current liabilities				185,190
Subtotal unallocated				1,485,618
Total liabilities				8,596,886
Equity unallocated				1,895,453
Total liabilities and equity unallocated				3,381,071
Total liabilities and equity				10,492,339

Assets and liabilities by business sector as of June 30, 2018;

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of June 30, 2018
	($ in thousands)
Assets allocated
Contracted concessional assets	7,165,843	606,883	876,477	87,165	8,736,368
Investments carried under the equity method	12,088	-	-	40,914	53,002
Current financial investments	20,478	118,323	61,117	14,460	214,378
Cash and cash equivalents (project companies)	455,421	26,560	14,712	8,248	504,941
Subtotal allocated	7,653,830	751,766	952,306	150,787	9,508,689
Unallocated assets
Other non-current assets					216,771
Other current assets (including cash and cash equivalents at holding company level)					431,816
Subtotal unallocated					648,587
Total assets					10,157,276

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of June 30, 2018
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,958,261	548,223	680,398	31,938	5,218,820
Grants and other liabilities	1,659,756	788	1,032	803	1,662,379
Subtotal allocated	5,618,017	549,011	681,430	32,741	6,881,199
Unallocated liabilities
Long-term and short-term corporate debt					639,041
Other non-current liabilities					591,456
Other current liabilities					181,346
Subtotal unallocated					1,411,843
Total liabilities					8,293,042
Equity unallocated					1,864,234
Total liabilities and equity unallocated					3,276,077
Total liabilities and equity					10,157,276

Assets and liabilities by business sector as of December 31, 2017;

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2017
Assets allocated
Contracted concessional assets	7,436,362	660,387	897,269	90,252	9,084,270
Investments carried under the equity method	12,419	-	-	43,365	55,784
Current financial investments	17,249	116,430	59,289	14,577	207,545
Cash and cash equivalents (project companies)	452,792	39,064	15,325	13,681	520,862
Subtotal allocated	7,918,822	815,881	971,883	161,875	9,868,461
Unallocated assets
Other non-current assets					210,378
Other current assets (including cash and cash equivalents at holding company level)					413,500
Subtotal unallocated					623,878
Total assets					10,492,339

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2017
Liabilities allocated
Long-term and short-term project debt	4,162,596	579,173	698,346	35,093	5,475,208
Grants and other liabilities	1,635,508	552	-	-	1,636,060
Subtotal allocated	5,798,104	579,725	698,346	35,093	7,111,268
Unallocated liabilities
Long-term and short-term corporate debt					643,083
Other non-current liabilities					657,345
Other current liabilities					185,190
Subtotal unallocated					1,485,618
Total liabilities					8,596,886
Equity unallocated					1,895,453
Total liabilities and equity unallocated					3,381,071
Total liabilities and equity					10,492,339

c)	The amount of depreciation, amortization and impairment charges recognized for the six-month periods ended June 30, 2018 and 2017 are as follows:

	For the six-month period ended June 30,
Depreciation, amortization and impairment by geography	2018	2017
	($ in thousands)
North America	(59,638)	(64,276)
South America	(21,056)	(20,246)
EMEA	(79,603)	(71,189)
Total	(160,297)	(155,711)

	For the six-month period ended June 30,
Depreciation, amortization and impairment by business sector	2018	2017
	($ in thousands)
Renewable energy	(140,491)	(141,538)
Electric transmission lines	(14,608)	(14,173)
Efficient natural gas	(5,198)	-
Total	(160,297)	(155,711)